UNSECURED DEBT AND RELATED DERIVATIVES - 2027 debentures (Details) - CAD ($) $ in Thousands	Jun. 04, 2020	Dec. 31, 2024	Dec. 31, 2023
Unsecured debentures and term loans, net
Principal issued and outstanding		$ 3,089,443	$ 3,074,685
2027 Debentures
Unsecured debentures and term loans, net
Principal issued and outstanding	$ 500,000	$ 500,000	$ 500,000
Interest receipt rate	3.062%
Deferred financing costs	$ 3,000
Redemption percentage	100.00%
Redemption spread	0.65%
Redemption period of debentures	2 months